Share based compensations (Tables)	12 Months Ended
Dec. 31, 2022
Share based compensations [Abstract]
Schedule of summary of the stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2021	-
Granted	287,922	$4.2
Forfeited	(53,622)	4.2
Options outstanding as of December 31, 2022	234,300	$4.2
Options exercisable as of December 31, 2022	20,218	$4.2

Schedule of fair value of options granted
2022
Risk-free interest rate	4.5%-1.6%
Expected option term (years)	3.5-6.5
Expected share price volatility	36.1%-58.7%
Dividend yield	-
Weighted average grant date fair value	$1.07